13F-HR
                            Form 13F Holdings Report
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: May 15, 2012

Check here if Amendment           [_]; Amendment Number:
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.
Address:    101 Park Avenue, 48th Floor
            New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500

Signature,  Place and Date of Signing:

Charles P. Coleman III            New York, New York            May 15, 2012
----------------------           ---------------------         -------------
Signature                            City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Manager Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:  5,939,512

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000) PRN AMT  PRN CALL  DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                 --------------    -----      ------- -------  --- ----  ----------  -----    ----      ------ ----
AMAZON COM INC                 COM              023135106    36857    182000 SH        SOLE        NONE       182000
ANCESTRY COM IN                COM              032803108    45480   2000000 SH        SOLE        NONE      2000000
APPLE INC                      COM              037833100   734449   1225000 SH        SOLE        NONE      1225000
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A-    G0457F107    16781    927645 SH        SOLE        NONE       927645
BAIDU INC                      SPON ADR REP A   056752108   126820    870000 SH        SOLE        NONE       870000
BITAUTO HLDGS LTD              SPONSORED ADS    091727107     8834   1666761 SH        SOLE        NONE      1666761
C&J ENERGY SVCS INC            COM              12467B304    22238   1250000 SH        SOLE        NONE      1250000
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104    36290    461179 SH        SOLE        NONE       461179
CROWN CASTLE INTL CORP         COM              228227104    35471    665000 SH        SOLE        NONE       665000
DECKERS OUTDOR CORP            COM              243537107   118219   1875000 SH        SOLE        NONE      1875000
DONNELLEY R R & SONS CO        COM              257867101    44604   3600000 SH        SOLE        NONE      3600000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    35168   1400000 SH        SOLE        NONE      1400000
FRONTIER COMMUNICATIONS CORP   COM              35906A108   100080  24000000 SH        SOLE        NONE     24000000
GENPACT LIMITED                SHS              G3922B107    68440   4198790 SH        SOLE        NONE      4198790
GOOGLE INC                     CL A             38259P508   598918    934000 SH        SOLE        NONE       934000
GRACE W R & CO DEL NEW         COM              38388F108    30345    525000 SH        SOLE        NONE       525000
HHGREGG INC                    COM              42833L108    12506   1098932 SH        SOLE        NONE      1098932
HOMEAWAY INC                   COM              43739Q100   118846   4691881 SH        SOLE        NONE      4691881
KIT DIGITAL INC                COM NEW          482470200    16390   2276400 SH        SOLE        NONE      2276400
LIBERTY GLOBAL INC             COM SER A        530555101   404396   8075000 SH        SOLE        NONE      8075000
LIBERTY GLOBAL INC             COM SER C        530555309   179094   3739703 SH        SOLE        NONE      3739703
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    84086    953898 SH        SOLE        NONE       953898
LINKEDIN CORP                  COM CL A         53578A108    30597    300000 SH        SOLE        NONE       300000
LIVE NATION ENTERTAINMENT IN   COM              538034109   151265  16092048 SH        SOLE        NONE     16092048
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109   165037   7184866 SH        SOLE        NONE      7184866
MASTERCARD INC                 CL A             57636Q104   311620    741000 SH        SOLE        NONE       741000
NORTHERN OIL & GAS INC NEV     COM              665531109    20740   1000000 SH        SOLE        NONE      1000000
NORTHERN OIL & GAS INC NEV     COM              665531109    20740   1000000    PUT    SOLE        NONE      1000000
POLYPORE INTL INC              COM              73179V103    35160   1000000 SH        SOLE        NONE      1000000
PRICELINE COM INC              COM NEW          741503403   563238    785000 SH        SOLE        NONE       785000
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    33114   1354343 SH        SOLE        NONE      1354343
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    37865    500000 SH        SOLE        NONE       500000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   111213   1550000    CALL   SOLE        NONE      1550000
SONY CORP                      ADR NEW          835699307    27001   1300000    CALL   SOLE        NONE      1300000
SUPERVALU INC                  COM              868536103    42825   7500000 SH        SOLE        NONE      7500000
TAL ED GROUP                   ADS REPSTG COM   874080104     8880    800000 SH        SOLE        NONE       800000
UBIQUITI NETWORKS INC          COM              90347A100    34793   1100000 SH        SOLE        NONE      1100000
VIACOM INC NEW                 CL B             92553P201    73088   1540000 SH        SOLE        NONE      1540000
VISA INC                       COM CL A         92826C839   319190   2705000 SH        SOLE        NONE      2705000
YANDEX N V                     SHS CLASS A      N97284108  1074800  40000000 SH        SOLE        NONE     40000000
YELP INC                       CL A             985817105     4034    150000 SH        SOLE        NONE       150000